Purchase Obligations - Maturity (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Purchase Obligations
Purchase Obligation	€ 3,791	€ 2,592
2021
Purchase Obligations
Purchase Obligation	975
Due 2021 to 2024
Purchase Obligations
Purchase Obligation	2,371
Due thereafter
Purchase Obligations
Purchase Obligation	€ 445